Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

Term Loan

On October 22, 2019, the Company entered into a Term Loan with Chicago Venture Partners. Under the Term Loan, the Company received gross proceeds of $3.0 million, excluding fees and expenses. Including an original issue discount, the Company will repay the Lender $3.3 million. The Term Loan bears interest at a rate of 10% and matures 18 months from the issuance date. Monthly redemptions of up to $300,000 begin six months from the closing date, with the actual amount to be determined by the Lender. The Lender has granted the Company an option to defer up to three redemption payments. If the Company elects to defer any payments, the Company will pay the Lender a fee that is the greater of (i) $35,000, or (ii) 1%, 1.25% and 1.5% of the outstanding balance for each deferral, respectively, which shall be added to the outstanding balance. The Term Loan is secured by all of the Company’s assets, excluding intellectual property. The Company has agreed that it will not pledge its intellectual property assets to any other party for so long as the Term Loan is outstanding. Subject to the terms and conditions set forth in the Term Loan, the Company may prepay all or any portion of the outstanding balance of the Term Loan, which includes accrued but unpaid interest, as well as collections and enforcement costs, transfer, stamp, issuance and similar taxes and fees incurred under the Term Loan, at any time subject to a prepayment penalty of 15% of the amount of the outstanding balance to be repaid. For so long as the Term Loan remains outstanding, the Company has agreed to pay the Lender 50% of the gross proceeds that it receives from the sale of the Company’s common stock or other equity (excluding sales of common stock under the Company’s at market sales agreement, dated as of July 2, 2018, with B. Riley FBR Inc), which payments will be applied towards and reduce the outstanding balance of the note. The Term Loan also contains penalty provisions in an event of default. Events of default are categorized between minor events and major events, with penalties of 5% and 15% of the outstanding balance, respectively for each occurrence. Penalties can be incurred for up to three separate events of default, but are capped at 25% of the outstanding balance immediately prior to the first occurrence of an event of default. Events of default include (i) the failure to repay the Term Loan at maturity; (ii) the failure to make monthly redemption payments; (iii) the failure to make timely filings to the SEC; (iv) the failure to obtain the Lender’s prior consent to enter into a fundamental transaction, and (v) conditions of insolvency, receivership and bankruptcy filings. After the occurrence of an event of default, interest on the Term Loan will accrue at a rate of 18% per annum, or such lesser rate as permitted under applicable law. As described in the Term Loan, upon the occurrence of certain events of default, the outstanding balance will become automatically due and payable, and upon the occurrence of other events of default, the Lender may declare the outstanding balance immediately due and payable at such time or at any time thereafter. The Term Loan includes provisions for technical covenants, but no financial covenants, and the Lender has the right to consent to any additional debt financing arrangements, including convertible debt financings. In connection with the Term Loan, the Company paid its placement agent a commission equal to 6% of the gross proceeds of the Term Loan.

The Company evaluated subsequent events through the date the financial statements were issued, and determined that, except as disclosed herein, there have been no other subsequent events that would require recognition in the financial statements or disclosure in the notes to the financial statements.

Amended Certificate of Incorporation and Reverse Stock Split

On January 30, 2020, the Company filed with the State of Delaware an amendment to its Eighth Amended and Restated Certificate of Incorporation for a one-for-thirty reverse split of the Company’s common stock. All share and per share information has been restated retroactively, giving effect to the reverse stock split for all periods presented. There was no change to reported net loss in any period presented.

Note 14 — Subsequent Events

Underwritten Public Offering

On February 12, 2019, the Company completed an underwritten public offering in which the Company sold 151,417 shares of its common stock at a price to the public of $42.00. All of the shares of common stock sold were offered by the Company and were pursuant to a prospectus dated July 16, 2018, and a preliminary prospectus supplement dated February 7, 2019, in connection with a takedown from the Company’s shelf registration statement on Form S-3 (Registration No. 333-226045) (as amended, the “Registration Statement”), which the U.S. Securities and Exchange Commission declared effective on July 16, 2018. The gross proceeds to the Company, before deducting the underwriting discount and estimated other offering expenses, were approximately $6.4 million.

On February 12, 2019, the Company issued to the underwriter a warrant (the “Underwriter Warrant”) to purchase 12,113 shares of common stock. The Underwriter Warrant has an exercise price $52.50 per share and may be exercised on a cashless basis in certain circumstances specified in the Underwriter Warrant. The Underwriter Warrant is exercisable six months from the date of issuance and will expire four years from the date of issuance. The Underwriter Warrant provides for adjustment in the number and price of such Underwriter Warrant (and the shares of common stock underlying such Underwriter Warrant) in the event of a recapitalization, merger or other fundamental transaction.

The Company issued warrants (the “2017 Warrants”) in its December 2017 public offering. Pursuant to the terms of the warrants, the sale and issuance in this underwritten public offering of Common Stock at a public offering price of $42.00 per share triggered an adjustment to the exercise price of the outstanding 2017 Warrants. The exercise price of such warrants was reduced from $88.50 per share to $42.00 per share, pursuant to the terms of such warrants.

Stock Awards Granted

Subsequent to December 31, 2018, the Company issued:

5 shares of common stock issued upon vesting of restricted stock awards with an aggregate fair value of $48.90 at the time of vesting.

3,045 shares of common stock granted restricted stock units (RSUs) to key employees with an aggregate fair value of $1.60 at the grant date.

On February 6, 2019, the Company announced the hiring of a Chief Financial Officer and pursuant to his employment agreement, the Company made the following grants for equity compensation to the Chief Financial Officer:

•

1,666 Incentive Stock Options which vest 25% on the first anniversary of February 18, 2019 grant date and thereafter in 36 equal monthly installments, subject to continuous service with the Company; and

•

666 Restricted Stock Units which vest 25% on the first anniversary of the February 18, 2019 grant date, and thereafter in 12 equal quarterly installments, subject to continuous service with the Company.